INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit Abstract
Current (expense) benefit	$ (233)	$ 40	$ (34)
Deferred (expense) benefit	391	(1,338)	(755)
Income Tax Expense (Benefit)	158	(1,298)	(789)
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Expected income tax (expense) benefit	(20)	(1,443)	(1,137)
Noncontrolling interest	37	(36)	66
Tax Credits, Investment	94	83	53
Tax Exempt Income	24	8	15
Tax Contingencies	(2)	(7)	(13)
State and Local Income Taxes	7	7	(5)
Subsidiaries Income Tax Reconciliation Foreign Income Tax Rate Differential	10	(13)	(3)
Tax Settlements	0	84	99
Conversion From Corporation To Limited Liability	0	0	135
Other Adjustments	8	19	1
Income tax (expense) benefit	$ 158	$ (1,298)	$ (789)